NOTES PAYABLE – CONVERTIBLE – RELATED PARTY (Details Narrative) - USD ($)						1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2021	Aug. 03, 2020	Jun. 05, 2020	Apr. 13, 2020	Jan. 16, 2020	Feb. 16, 2021	Jul. 21, 2020	Jul. 21, 2020	Jun. 26, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Capitalization, Long-term Debt [Line Items]
Notes payable - convertible - related party										$ 1,689,746		$ 1,689,746		$ 1,025,000	$ 0
Proceeds from convertible debt												$ 579,741	$ 585,000	$ 1,620,000	$ 408,000
Par value of share										$ 0.001		$ 0.001		$ 0.001	$ 0.001
Accrued interest														$ 0	$ 11,244
Exercise price of warrants														$ 0.30
Amount of debt conversion															531,100
Interest expense														$ 5,041	7,675
Convertible Promissory Note With Michael V Barbera [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from convertible debt				$ 50,000	$ 50,000			$ 50,000
Par value of share				$ 0.001
Conversion price				$ 0.132
Debt discount contingent beneficial conversion feature				$ 100,000
Accrued interest							$ 2,826	$ 2,826	$ 2,440
Debt Conversion, Converted Instrument, Shares Issued								400,195	397,269
Debt Conversion, Converted Instrument, Warrants or Options Issued								400,195	397,269
Exercise price of warrants							$ 0.396	$ 0.396	$ 0.396
Convertible Promissory Note With Michael V Barbera [Member] | Minimum [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate				10.00%
Convertible Promissory Note With Michael V Barbera [Member] | Maximum [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate				12.00%
Demand Note Agreement With Michael V Barbera Two [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from convertible debt				$ 25,000			$ 25,000
Interest rate				12.00%
Par value of share				$ 0.001
Conversion price				$ 0.132
Debt discount contingent beneficial conversion feature				$ 25,000
Accrued interest							$ 809	$ 809
Debt Conversion, Converted Instrument, Shares Issued							195,522
Debt Conversion, Converted Instrument, Warrants or Options Issued							195,522
Exercise price of warrants							$ 0.396	$ 0.396
Debt Conversion, Converted Instrument, Rate			80.00%
Convertible Promissory Note With Ronald J Lo Ricco [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from convertible debt				$ 150,000
Interest rate				12.00%
Par value of share				$ 0.001
Conversion price				$ 0.132
Debt discount contingent beneficial conversion feature				$ 150,000					$ 150,000
Accrued interest									$ 3,542
Debt Conversion, Converted Instrument, Shares Issued									1,163,201
Debt Conversion, Converted Instrument, Warrants or Options Issued									1,163,201
Exercise price of warrants									$ 0.396
Debt Conversion, Converted Instrument, Rate			80.00%
Unsecured Convertible Promissory Note With Michael V Barbera [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from convertible debt		$ 25,000
Interest rate		18.00%
Par value of share		$ 0.001
Conversion price		$ 0.01
Amount of debt conversion		$ 500,000
Unsecured Convertible Promissory Note With Michael V Barbera [Member] | Subsequent Event [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Accrued interest						$ 2,518
Amount of debt conversion						$ 25,000
Secured Convertible Promissory Note Agreements With Related Party [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from convertible debt		$ 500,000
Interest rate		20.00%
Par value of share		$ 0.001
Conversion price		$ 0.01
Amount of debt conversion		$ 1,000,000
Debt maturity		Feb. 03, 2021
Secured Convertible Promissory Note Agreements With Related Party [Member] | Louis Demaio As Trustee [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt principal amount		$ 750,000
Secured Convertible Promissory Note Agreements With Related Party [Member] | Subsequent Event [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate	20.00%
Accrued interest	$ 110,005
Debt Conversion, Converted Instrument, Rate	20.00%
Amount of debt conversion	$ 1,610,005
Debt maturity	May 12, 2021
Debt principal amount	$ 1,207,504
Convertible Notes Payable Related Party [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Accrued interest										$ 46,048		$ 46,048		86,574	0
Interest expense										$ 84,605	$ 74,029	$ 151,521	$ 74,029	$ 93,736	$ 4,704